SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
PTNR
Revenues from external customers:
Revenues	$ 68,474	$ 72,495	$ 67,774
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	17.00%	17.00%	15.00%
Petrobras
Revenues from external customers:
Revenues	$ 63,098	$ 94,588	$ 103,368
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	16.00%	22.00%	23.00%
Jordan
Revenues from external customers:
Revenues	$ 57,337	$ 57,144	$ 57,112
Jordan | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	14.00%	13.00%	13.00%
DUSUP
Revenues from external customers:
Revenues	$ 56,823	$ 44,726	$ 46,465
DUSUP | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	14.00%	10.00%	11.00%
KNPC
Revenues from external customers:
Revenues	$ 48,093	$ 47,646	$ 47,654
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	12.00%	11.00%	11.00%